UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mid Cap Growth Fund

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.5%)
	Advertising/Marketing Services (2.5%)
94,335	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$5,359,171
125,658	Lamar Advertising Co. (Class A)	6,040,380
		11,399,551
	Air Freight/Couriers (4.2%)
202,487	C.H. Robinson Worldwide, Inc.	10,958,596
187,192	Expeditors International of Washington, Inc.	8,363,739
		19,322,335
	Airlines (0.8%)
108,805	UAL Corp.*	3,879,986

	Apparel/Footwear (1.5%)
228,166	Coach, Inc.	6,977,316

	Apparel/Footwear Retail (4.2%)
154,698	Abercrombie & Fitch Co. (Class A)	12,371,199
148,803	Lululemon Athletica Inc. (Canada)	7,048,798
		19,419,997
	Biotechnology (5.7%)
119,070	Gen-Probe Inc.*	7,493,075
162,776	Illumina, Inc.*	9,646,106
134,258	Techne Corp.*	8,867,740
		26,006,921
	Broadcasting (1.4%)
271,135	Grupo Televisa S.A. (ADR) (Mexico)	6,444,879

	Casino/Gaming (3.2%)
128,925	Wynn Resorts, Ltd.	14,456,360

	Construction Materials (3.4%)
85,139	Martin Marietta Materials, Inc.*	11,289,432
61,583	Texas Industries, Inc.	4,316,968
		15,606,400
	Engineering & Construction (0.7%)
115,758	Aecom Technology Corp.*	3,307,206

	Finance/Rental/Leasing (2.1%)
44,929	Mastercard Inc. Class A	9,668,721

	Financial Conglomerates (3.0%)
165,456	Brookfield Asset Management Inc. (Class A) (Canada)	5,901,816
165,069	Leucadia National Corp.	7,774,750
		13,676,566
	Financial Publishing/Services (0.8%)
48,771	Morningstar, Inc.	3,791,945

	Gas Distributors (1.4%)
118,939	Questar Corp.	6,434,600

	Home Building (0.8%)
6,634	NVR, Inc.*	3,476,216

	Home Furnishings (0.9%)
54,549	Mohawk Industries, Inc.	4,058,446

	Hotels/Resorts/Cruiselines (2.2%)
117,422	Choice Hotels International, Inc.	3,898,410
178,155	Marriott International, Inc. (Class A)*	6,089,338
		9,987,748
	Insurance Brokers/Services (1.2%)
160,410	ChoicePoint, Inc.*	5,842,132

	Internet Retail (1.5%)
118,984	Ctrip.com International Ltd. (ADR) (Cayman Islands)	6,838,010

	Internet Software/Services (8.8%)
36,554	Baidu.com, Inc. (ADR) (Cayman Islands)*	14,270,316
83,375	Equinix Inc.*	8,426,711
29,592	NHN Corp. (South Korea)*	7,015,514
1,447,000	Tencent Holdings Ltd. (Cayman Islands)	10,777,233
		40,489,774
	Investment Banks/Brokers (2.3%)
53,782	IntercontinentalExchange Inc.*	10,353,035

	Investment Managers (1.5%)
235,081	Calamos Asset Management Inc. (Class A)*	7,000,712

	Investment Trusts/Mutual Funds (3.0%)
570,992	Aeroplan Income Fund + (Units) (Canada)	13,711,445

	Media Conglomerates (1.5%)
274,876	Discovery Holding Company (Class A)*	6,910,383

	Miscellaneous Commercial Services (5.8%)
152,418	Corporate Executive Board Co. (The)	9,160,322
319,448	GLG Partners, Inc.	4,344,493
95,902	IHS Inc. (Class A)	5,807,825
190,984	Iron Mountain Inc.*	7,070,228
		26,382,868
	Oil & Gas Production (8.1%)
241,399	Southwestern Energy Co.*	13,450,752
329,890	Ultra Petroleum Corp. (Canada)*	23,587,135
		37,037,887
	Other Consumer Services (3.6%)
899,500	Alibaba.com Ltd	3,189,675
85,304	Apollo Group, Inc. (Class A)*	5,984,076
62,729	Priceline.com Inc.	7,205,053
		16,378,804
	Other Transportation (1.1%)
116,913	Grupo Aeroportuario del Pacifico SA de CV (ADR) (Mexico)	5,217,827

	Packaged Software (2.5%)
82,222	Autodesk, Inc.*	4,091,367
117,070	Salesforce.com Inc.*	7,339,118
		11,430,485
	Personnel Services (1.4%)
196,692	Monster Worldwide Inc.*	6,372,821

	Property – Casualty Insurers (1.2%)
13,120	Alleghany Corp.*	5,274,240

	Real Estate Development (1.1%)
112,750	Forest City Enterprises, Inc. (Class A)	5,010,610

	Restaurants (3.9%)
58,330	Chipotle Mexican Grill, Inc. (Class B)*	7,177,507
518,476	Starbucks Corp.	10,613,204
		17,790,711
	Services to the Health Industry (2.1%)
165,711	Stericycle, Inc.*	9,843,233

	Specialty Telecommunications (1.3%)
147,289	Crown Castle International Corp.*	6,127,222

	Water Utilities (2.0%)
375,591	Nalco Holding Co.	9,081,790

	Wholesale Distributors (2.2%)
2,524,000	Li & Fung Ltd. (Bermuda)	10,086,079

	Wireless Telecommunications (1.5%)
144,792	NII Holdings Inc.*	6,996,350

	Total Common Stocks
	(Cost $365,542,152)	442,091,611

NUMBER OF
SHARES (000)
	Short-Term Investments (a) (5.4%)
	Investment Company
24,547	Morgan Stanley Institutional Liquidity Money Market Portfolio
	– Institutional Class
	(Cost $24,546,598)		24,546,598
	Total Investments
	(Cost $390,088,750) (b)	101.9%	466,638,209
	Liabilities in Excess of Other Assets	(1.9)	(8,548,488)
	Net Assets	100.0%	$458,089,721

ADR	American Depositary Receipt.
*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $284,171 for the period ended December 31, 2007.

(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid Cap Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer February 15, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer February 15, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Mid Cap Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Mid Cap Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 15, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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